Inventories - Summary of Changes in Inventories (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Changes in inventories of finished goods and work in progress	$ 204,688	$ 188,022	$ 172,554
Raw materials and consumables used	79,825	85,568	63,285
Total	$ 284,513	$ 273,590	$ 235,839